UNITED STATES
SECURITIES AND EXCHANGE
COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811- 21609

Salomon Brothers Variable Rate Strategic Fund Inc.

(Exact name of registrant as specified in charter)

     125 Broad Street, New York, NY 10004
(Address of principal executive offices) (Zip code)

     Legg Mason & Co. LLC
300 First Stamford Place, 4th Floor
Stamford, CT 06902
(Name and address of agent for service)

Registrant's telephone number, including area code: 1-800-725-6666

     Date of fiscal year end: September 30
Date of reporting period: December 31, 2005

ITEM 1. SCHEDULE OF INVESTMENTS

SALOMON BROTHERS
VARIABLE RATE STRATEGIC FUND INC.

FORM N-Q
DECEMBER 31, 2005

SALOMON BROTHERS VARIABLE RATE STRATEGIC FUND INC.

Schedule of Investments (unaudited)	December 31, 2005

FACE AMOUNT	SECURITY	VALUE

LOAN PARTICIPATIONS(a)(b) — 6.5%
Auto Parts & Equipment — 0.5%
$997,500	Delphi Corp., Term Loan, Tranche B, 12.500% due 6/14/11	$1,041,244

Electric — 0.6%
	Reliant Energy Inc., Term Loans:
3,750	6.566% due 4/30/10	3,746
1,370,268	Tranche B, 6.310% due 4/30/10	1,368,555

	Total Electric	1,372,301

Energy — 0.9%
	Key Energy Services Inc., Term Loans:
2,500	Delay Draw, 7.020% due 7/29/12	2,536
	Tranche B:
372,500	7.020% due 7/29/12	377,855
625,000	7.280% due 7/29/12	633,984
	Targa Resources Inc., Term Loans:
193,548	A, 4.083% due 10/28/12	195,302
8,065	B, 6.777% due 10/28/12	8,138
250,000	B 2, 6.590% due 12/10/28	252,266
548,387	B 3, 6.656% due 12/10/28	553,357

	Total Energy	2,023,438

Entertainment — 0.3%
750,000	BLB Worldwide Holdings Inc., Term Loan, 7.830% due 8/15/12	763,125

Health Care-Services — 0.4%
	DaVita Inc., Term Loans:
156,863	B 1, 6.350% due 10/5/12	159,161
156,863	B 2, 6.350% due 10/5/12	159,161
96,078	B 3, 6.540% due 10/5/12	97,486
47,059	B 4, 6.620% due 10/5/12	47,749
78,431	B 5, 6.350% due 10/5/12	79,581
39,216	B 6, 6.350% due 10/5/12	39,790
52,941	B 7, 6.400% due 10/5/12	53,717
29,412	B 8, 6.640% due 10/5/12	29,843
39,216	B 9, 6.350% due 10/5/12	39,790
88,235	B 10, 6.350% due 10/5/12	89,528
58,824	B 11, 6.350% due 10/5/12	59,686
39,216	B 12, 6.350% due 10/5/12	39,790
78,431	Tranche B, 6.540% due 6/25/12	79,581

	Total Health Care-Services	974,863

Media — 2.1%
	Charter Communications Holdings LLC, Term Loans:
2,503	New 2 Month, 7.420% due 4/27/11	2,513
986,243	Tranche B, 7.500% due 4/27/11	989,980
1,500,000	Dex Media West Inc., Term Loan, B 1, 1.000% due 2/15/10	1,506,562
1,000,000	DIRECTV Holdings LLC, Term Loan, L 2, 5.870% due 1/19/06	1,010,313
1,000,000	Spanish Broadcasting Systems Inc., Term Loan, Second Lien, 8.020% due 6/8/13	1,015,000

	Total Media	4,524,368

Metal Fabricate-Hardware — 0.5%
	Mueller Group Inc., Term Loans:
238,095	6.466% due 10/3/12	241,305

See Notes to Schedule of Investments.

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SALOMON BROTHERS VARIABLE RATE STRATEGIC FUND INC.

Schedule of Investments (unaudited) (continued)	December 31, 2005

FACE AMOUNT	SECURITY	VALUE

Metal Fabricate-Hardware (continued)
$428,571	1 Month, 6.493% due 10/3/12	$434,350
238,095	2 Month, 6.656% due 10/3/12	241,305
92,738	3 Month, 6.304% due 10/3/12	93,988

	Total Metal Fabricate-Hardware	1,010,948

Resorts/Casinos — 0.5%
	Venetian Casino Resort LLC, Term Loans:
170,940	Tranche B, 5.770% due 6/15/11	172,249
829,060	Tranche L, 5.770% due 6/15/11	835,407

	Total Resorts/Casinos	1,007,656

Telecommunications — 0.7%
1,500,000	UPC Broadband Inc., Term Loan, Tranche H2, 6.804% due 3/15/12	1,515,401

	TOTAL LOAN PARTICIPATIONS
	(Cost — $14,095,352)	14,233,344

CORPORATE BONDS & NOTES — 22.2%
Aerospace & Defense — 0.4%
100,000	DRS Technologies Inc., Senior Subordinated Notes, 6.875% due 11/1/13	96,125
250,000	L-3 Communications Corp., Senior Subordinated Notes, 7.625% due 6/15/12	264,375
225,000	Moog Inc., Senior Subordinated Notes, 6.250% due 1/15/15	222,750
375,000	Sequa Corp., Senior Notes, Series B, 8.875% due 4/1/08	392,812

	Total Aerospace & Defense	976,062

Auto Components — 0.1%
100,000	Tenneco Automotive Inc., 8.625% due 11/15/14	95,000
125,000	TRW Automotive Inc., Senior Subordinated Notes, 9.375% due 2/15/13	135,938

	Total Auto Components	230,938

Automobiles — 0.4%
	Ford Motor Co.:
50,000	Debentures, 6.625% due 10/1/28	32,500
850,000	Notes, 7.450% due 7/16/31	582,250
	General Motors Corp., Senior Debentures:
50,000	8.250% due 7/15/23	32,375
410,000	8.375% due 7/15/33	272,650

	Total Automobiles	919,775

Beverages — 0.1%
225,000	Constellation Brands Inc., Senior Subordinated Notes, Series B, 8.125% due 1/15/12	235,125

Building Products — 0.4%
	Associated Materials Inc.:
200,000	Senior Discount Notes, step bond to yield 16.644% due 3/1/14	99,000
100,000	Senior Subordinated Notes, 9.750% due 4/15/12	97,000
500,000	Goodman Global Holding Co. Inc., Senior Notes, 7.491% due 6/15/12 (b)(c)	497,500
225,000	Nortek Inc., Senior Subordinated Notes, 8.500% due 9/1/14	218,250

	Total Building Products	911,750

Capital Markets — 0.1%
188,000	BCP Crystal U.S. Holdings Corp., Senior Subordinated Notes, 9.625% due 6/15/14	210,090

Chemicals — 1.2%
200,000	Borden U.S. Finance Corp./Nova Scotia Finance ULC, Second Priority Senior Secured Notes, 9.000% due 7/15/14 (c)	199,000
200,000	Equistar Chemicals LP, Senior Notes, 10.625% due 5/1/11	221,000

See Notes to Schedule of Investments.

2

SALOMON BROTHERS VARIABLE RATE STRATEGIC FUND INC.

Schedule of Investments (unaudited) (continued)	December 31, 2005

FACE AMOUNT	SECURITY	VALUE

Chemicals (continued)
$200,000	Ethyl Corp., Senior Notes, 8.875% due 5/1/10	$210,500
	Huntsman International LLC, Senior Subordinated Notes:
152,000	10.125% due 7/1/09	157,700
75,000	7.375% due 1/1/15 (c)	72,750
100,000	Innophos Inc., Senior Subordinated Notes, 9.625% due 8/15/14 (c)	101,250
125,000	ISP Holdings Inc., Senior Secured Notes, Series B, 10.625% due 12/15/09	131,875
375,000	Lyondell Chemical Co., Senior Secured Notes\, 10.500% due 6/1/13	427,969
200,000	Nalco Co., Senior Subordinated Notes, 8.875% due 11/15/13	210,500
225,000	PQ Corp., 7.500% due 2/15/13 (c)	210,375
200,000	Resolution Performance Products LLC, Senior Subordinated Notes, 13.500% due 11/15/10	212,500
225,000	Rhodia SA, Senior Notes, 7.625% due 6/1/10	227,250
300,000	Westlake Chemical Corp., Senior Notes, 8.750% due 7/15/11	322,500

	Total Chemicals	2,705,169

Commercial Services & Supplies — 0.4%
100,000	Allied Security Escrow Corp., Senior Subordinated Notes, 11.375% due 7/15/11	96,904
	Allied Waste North America Inc., Senior Notes:
225,000	7.875% due 4/15/13	233,438
175,000	7.250% due 3/15/15	177,625
217,000	Series B, 9.250% due 9/1/12	235,987
	Cenveo Corp.:
125,000	Senior Notes, 9.625% due 3/15/12	135,625
100,000	Senior Subordinated Notes, 7.875% due 12/1/13	97,000

	Total Commercial Services & Supplies	976,579

Communications Equipment — 0.2%
475,000	Lucent Technologies Inc., Debentures, 6.450% due 3/15/29	409,688

Computers & Peripherals — 0.1%
125,000	Seagate Technology HDD Holdings, Senior Notes, 8.000% due 5/15/09	131,875
50,000	SunGard Data Systems Inc., Senior Notes, 9.125% due 8/15/13 (c)	52,000

	Total Computers & Peripherals	183,875

Containers & Packaging — 0.6%
150,000	Berry Plastics Corp., Senior Subordinated Notes, 10.750% due 7/15/12	162,000
225,000	Graphic Packaging International Corp., Senior Subordinated Notes, 9.500% due 8/15/13	216,000
225,000	JSG Funding PLC, Senior Notes, 9.625% due 10/1/12	226,125
375,000	Owens-Illinois Inc., Debentures, 7.500% due 5/15/10	382,500
35,000	Pliant Corp., Senior Secured Second Lien Notes, 11.125% due 9/1/09 (d)	31,325
375,000	Smurfit-Stone Container Enterprises Inc., Senior Notes, 8.375% due 7/1/12	364,687

	Total Containers & Packaging	1,382,637

Diversified Financial Services — 4.6%
400,000	Alamosa Delaware Inc., Senior Notes, 11.000% due 7/31/10	453,000
100,000	CCM Merger Inc., Notes, 8.000% due 8/1/13 (c)	96,500
250,000	Chukchansi Economic Development Authority, Senior Notes, 8.060% due 11/15/12 (c)	256,250
	Ford Motor Credit Co., Notes:
100,000	6.625% due 6/16/08	90,755
3,000,000	5.720% due 1/15/10	2,615,229
	General Motors Acceptance Corp.:
50,000	Bonds, 8.000% due 11/1/31	48,021
	Notes:
25,000	7.250% due 3/2/11	23,002

See Notes to Schedule of Investments.

3

SALOMON BROTHERS VARIABLE RATE STRATEGIC FUND INC.

Schedule of Investments (unaudited) (continued)	December 31, 2005

FACE AMOUNT	SECURITY	VALUE

Diversified Financial Services (continued)
$4,000,000	6.610% due 12/1/14	$3,607,432
500,000	6.750% due 12/1/14	450,535
81,000	Global Cash Access LLC/Global Cash Finance Corp., Senior Subordinated Notes, 8.750% due 3/15/12	86,569
125,000	Nell AF SARL, Senior Notes, 8.375% due 8/15/15 (c)	124,375
2,000,000	Residential Capital Corp., 5.896% due 6/29/07 (b)	2,005,796
325,000	Vanguard Health Holdings Co. I LLC, Senior Discount Notes, step bond to yield 9.945% due 10/1/15	238,875

	Total Diversified Financial Services	10,096,339

Diversified Telecommunication Services — 0.6%
175,000	AT&T Corp., Senior Notes, 9.750% due 11/15/31	220,474
50,000	Intelsat Bermuda Ltd., Senior Notes, 8.695% due 1/15/12 (c)	51,063
275,000	Intelsat Ltd., Senior Discount Notes, step bond to yield 9.790% due 2/1/15 (c)	182,187
10,000	MCI Inc., Senior Notes, 8.735% due 5/1/14	11,088
75,000	PanAmSat Corp., Senior Notes, 9.000% due 8/15/14	78,937
750,000	Qwest Corp., Senior Notes, 7.741% due 6/15/13 (c)	812,812

	Total Diversified Telecommunication Services	1,356,561

Electric Utilities — 0.4%
	Edison Mission Energy, Senior Notes:
125,000	7.730% due 6/15/09	129,688
250,000	9.875% due 4/15/11	292,812
	Reliant Energy Inc., Senior Secured Notes:
250,000	9.250% due 7/15/10	251,250
200,000	9.500% due 7/15/13	201,500

	Total Electric Utilities	875,250

Energy Equipment & Services — 0.3%
198,000	Dresser-Rand Group Inc., Senior Subordinated Notes, 7.625% due 11/1/14 (c)	204,930
250,000	Hanover Compressor Co., Senior Notes, 9.000% due 6/1/14	273,750
200,000	Universal Compression Inc., Senior Notes, 7.250% due 5/15/10	204,000

	Total Energy Equipment & Services	682,680

Exchange Traded — 0.1%
125,000	Texas Industries Inc., Senior Notes, 7.250% due 7/15/13 (c)	130,313

Food & Staples Retailing — 0.2%
225,000	Jean Coutu Group Inc., Senior Subordinated Notes, 8.500% due 8/1/14	207,000
	Rite Aid Corp.:
175,000	7.500% due 1/15/15	166,250
50,000	Notes, 6.125% due 12/15/08 (c)	47,250

	Total Food & Staples Retailing	420,500

Food Products — 0.4%
125,000	Del Monte Corp., Senior Subordinated Notes, 8.625% due 12/15/12	133,437
200,000	Doane Pet Care Co., Senior Notes, 10.750% due 3/1/10	218,500
250,000	Dole Food Co. Inc., Debentures, 8.750% due 7/15/13	258,750
125,000	Pinnacle Foods Holding Corp., Senior Subordinated Notes, 8.250% due 12/1/13	119,688
90,000	United Agri Products Inc., Senior Notes, 8.250% due 12/15/11	94,950

	Total Food Products	825,325

Health Care Providers & Services — 0.9%
225,000	Community Health Systems Inc., Senior Subordinated Notes, 6.500% due 12/15/12	220,219
225,000	DaVita Inc., 7.250% due 3/15/15	228,938

See Notes to Schedule of Investments.

4

SALOMON BROTHERS VARIABLE RATE STRATEGIC FUND INC.

Schedule of Investments (unaudited) (continued)	December 31, 2005

FACE AMOUNT	SECURITY	VALUE

Health Care Providers & Services (continued)
$200,000	Extendicare Health Services Inc., Senior Subordinated Notes, 6.875% due 5/1/14	$196,500
	HCA Inc.:
200,000	Debentures, 7.050% due 12/1/27	192,488
250,000	Notes, 6.375% due 1/15/15	253,958
375,000	IASIS Healthcare LLC/IASIS Capital Corp., Senior Subordinated Notes, 8.750% due 6/15/14	395,625
100,000	InSight Health Services Corp., Senior Subordinated Notes, 9.174% due 11/1/11 (c)	97,250
100,000	National Mentor Inc., 9.625% due 12/1/12	105,000
375,000	Tenet Healthcare Corp., Senior Notes, 9.875% due 7/1/14	381,562

	Total Health Care Providers & Services	2,071,540

Hotels, Restaurants & Leisure — 2.0%
125,000	AMF Bowling Worldwide Inc., Senior Subordinated Notes, 10.000% due 3/1/10	124,531
375,000	Boyd Gaming Corp., Senior Subordinated Notes, 7.750% due 12/15/12	394,687
225,000	Carrols Corp., Senior Subordinated Notes, 9.000% due 1/15/13	219,938
250,000	Choctaw Resort Development Enterprise, Senior Notes, 7.250% due 11/15/19 (c)	255,312
350,000	Cinemark Inc., Senior Discount Notes, step bond to yield 9.591% due 3/15/14	260,750
100,000	Equinox Holdings Inc., Senior Notes, 9.000% due 12/15/09	107,375
	Gaylord Entertainment Co., Senior Notes:
25,000	8.000% due 11/15/13	26,313
125,000	6.750% due 11/15/14	123,125
125,000	Herbst Gaming Inc., Senior Subordinated Notes, 7.000% due 11/15/14	125,000
225,000	Isle of Capri Casinos Inc., Senior Subordinated Notes, 7.000% due 3/1/14	220,500
150,000	Kerzner International Ltd., 6.750% due 10/1/15 (c)	146,625
250,000	Las Vegas Sands Corp., Senior Notes, 6.375% due 2/15/15	241,875
500,000	MGM MIRAGE Inc., Senior Notes, 6.750% due 9/1/12	509,375
200,000	Mohegan Tribal Gaming Authority, Senior Subordinated Notes, 6.875% due 2/15/15	202,500
250,000	Penn National Gaming Inc., Senior Subordinated Notes, 6.750% due 3/1/15	246,875
200,000	Pinnacle Entertainment Inc., Senior Subordinated Notes, 8.250% due 3/15/12	207,750
125,000	Riddell Bell Holdings Inc., Senior Subordinated Notes, 8.375% due 10/1/12	116,563
200,000	Scientific Games Corp., Senior Subordinated Notes, 6.250% due 12/15/12	197,750
	Six Flags Inc., Senior Notes:
200,000	9.750% due 4/15/13	197,250
25,000	9.625% due 6/1/14	24,438
375,000	Station Casinos Inc., Senior Subordinated Notes:, 6.875% due 3/1/16	385,312

	Total Hotels, Restaurants & Leisure	4,333,844

Household Durables — 0.2%
125,000	Interface Inc., Senior Notes, 7.300% due 4/1/08	126,875
225,000	Norcraft Cos. LP/Norcraft Finance Corp., Senior Subordinated Notes, 9.000% due 11/1/11	234,000
125,000	Sealy Mattress Co., Senior Subordinated Notes, 8.250% due 6/15/14	129,375

	Total Household Durables	490,250

Independent Power Producers & Energy Traders — 0.8%
	AES Corp., Senior Notes:
375,000	9.375% due 9/15/10	411,563
25,000	8.875% due 2/15/11	27,156
275,000	Calpine Corp., Second Priority Senior Secured Notes, 8.500% due 7/15/10 (c)(d)	226,875
	Dynegy Holdings Inc.:
200,000	Senior Debentures, 7.625% due 10/15/26	179,000
500,000	Senior Notes, 6.875% due 4/1/11	495,000

See Notes to Schedule of Investments.

5

SALOMON BROTHERS VARIABLE RATE STRATEGIC FUND INC.

Schedule of Investments (unaudited) (continued)	December 31, 2005

FACE AMOUNT	SECURITY	VALUE

Independent Power Producers & Energy Traders (continued)
$348,000	NRG Energy Inc., Second Priority Senior Secured Notes, 8.000% due 12/15/13	$389,760

	Total Independent Power Producers & Energy Traders	1,729,354

Industrial Conglomerates — 0.1%
125,000	Blount Inc., Senior Subordinated Notes, 8.875% due 8/1/12	132,500
200,000	KI Holdings Inc., Senior Discount Notes, step bond to yield 10.431% due 11/15/14	132,000
75,000	Park-Ohio Industries Inc., Senior Subordinated Notes, 8.375% due 11/15/14	66,000

	Total Industrial Conglomerates	330,500

Insurance — 0.2%
500,000	Stingray Pass-Through Trust Certificates, Medium-Term Notes, 5.902% due 1/12/15 (c)	495,041

Internet & Catalog Retail — 0.1%
225,000	FTD Inc., Senior Unsecured Notes, 7.750% due 2/15/14	223,875

IT Services — 0.3%
425,000	Iron Mountain Inc., Senior Subordinated Notes, 8.625% due 4/1/13	445,188
225,000	Unisys Corp., Senior Notes, 6.875% due 3/15/10	209,250

	Total IT Services	654,438

Machinery — 0.3%
125,000	Invensys PLC, Senior Notes, 9.875% due 3/15/11 (c)	124,375
125,000	Mueller Group Inc., Senior Subordinated Notes, 10.000% due 5/1/12	133,438
300,000	Terex Corp., Senior Subordinated Notes, 7.375% due 1/15/14	298,500

	Total Machinery	556,313

Media — 2.2%
225,000	Cadmus Communications Corp., Senior Subordinated Notes, 8.375% due 6/15/14	232,313
497,000	CCH I Holdings LLC, Senior Secured Notes, 11.000% due 10/1/15 (c)	419,965
225,000	Charter Communications Holdings II LLC/Charter Communications Holdings II Capital Corp., Senior Notes, 10.250% due 9/15/10	225,000
225,000	Charter Communications Operating LLC, Second Lien Senior Notes, 8.375% due 4/30/14 (c)	225,000
	CSC Holdings Inc.:
75,000	Debentures, Series B, 8.125% due 8/15/09	76,125
125,000	Senior Debentures, 7.625% due 7/15/18	119,375
250,000	Senior Notes, Series B, 8.125% due 7/15/09	253,750
	Dex Media Inc., Discount Notes:
500,000	step bond to yield 8.554% due 11/15/13	400,000
75,000	step bond to yield 8.554% due 11/15/13	60,000
375,000	DIRECTV Holdings LLC Finance, Senior Notes, 6.375% due 6/15/15	368,437
81,000	DIRECTV Holdings LLC/DIRECTV Financing Co. Inc., Senior Notes, 8.375% due 3/15/13	87,480
375,000	EchoStar DBS Corp., Senior Notes, 6.625% due 10/1/14	361,406
225,000	Emmis Communications Corp., Senior Notes, 10.366% due 6/15/12	226,969
325,000	LodgeNet Entertainment Corp., Senior Subordinated Debentures, 9.500% due 6/15/13	355,062
75,000	Mediacom Broadband LLC, Senior Notes, 11.000% due 7/15/13	81,000
125,000	Mediacom LLC/Mediacom Capital Corp., Senior Notes, 9.500% due 1/15/13	122,656
200,000	Salem Communications Holding Corp., Series B, 9.000% due 7/1/11	211,750
225,000	Sinclair Broadcast Group Inc., Senior Subordinated Notes, 8.000% due 3/15/12	232,875
375,000	Vertis Inc., Senior Secured Notes, 9.750% due 4/1/09	390,469
225,000	Yell Finance BV, Senior Notes, 10.750% due 8/1/11	244,125

See Notes to Schedule of Investments.

6

SALOMON BROTHERS VARIABLE RATE STRATEGIC FUND INC.

Schedule of Investments (unaudited) (continued)	December 31, 2005

FACE AMOUNT	SECURITY	VALUE

Media (continued)
$250,000	Young Broadcasting Inc., Senior Subordinated Notes, 10.000% due 3/1/11	$235,313

	Total Media	4,929,070

Metals & Mining — 0.2%
125,000	Aleris International Inc., Senior Secured Notes, 10.375% due 10/15/10	137,188
200,000	Corporacion Nacional del Cobre-Codelco, Notes, 5.500% due 10/15/13 (c)	205,183
225,000	Novelis Inc., Senior Notes, 7.500% due 2/15/15 (c)	210,937

	Total Metals & Mining	553,308

Multiline Retail— 0.1%
100,000	Harry & David Operations, 9.000% due 3/1/13	100,750
75,000	Neiman Marcus Group Inc., Senior Subordinated Notes, 10.375% due 10/15/15 (c)	76,594

	Total Multiline Retail	177,344

Oil, Gas & Consumable Fuels — 1.5%
	Chesapeake Energy Corp., Senior Notes:
50,000	6.375% due 6/15/15	50,250
375,000	6.875% due 1/15/16	386,250
	El Paso Corp., Medium-Term Notes:
375,000	7.375% due 12/15/12	378,750
300,000	7.750% due 1/15/32	302,250
250,000	EXCO Resources Inc., Senior Notes, 7.250% due 1/15/11	255,000
225,000	Holly Energy Partners, L.P., Senior Notes, 6.250% due 3/1/15	219,094
475,000	Petronas Capital Ltd., 7.875% due 5/22/22 (c)	594,499
200,000	Stone Energy Corp., Senior Subordinated Notes, 8.250% due 12/15/11	207,500
250,000	Vintage Petroleum Inc., Senior Subordinated Notes, 7.875% due 5/15/11	262,500
500,000	Williams Cos. Inc., Notes, 8.750% due 3/15/32	582,500

	Total Oil, Gas & Consumable Fuels	3,238,593

Paper & Forest Products — 0.4%
	Appleton Papers Inc.:
100,000	Senior Notes, 8.125% due 6/15/11	97,750
125,000	Senior Subordinated Notes, Series B, 9.750% due 6/15/14	117,500
225,000	Boise Cascade, LLC, Senior Subordinated Notes, Series B, 7.125% due 10/15/14	210,937
200,000	Buckeye Technologies Inc., Senior Notes, 8.500% due 10/1/13	201,000
200,000	Catalyst Paper Corp., Senior Notes, Series D, 8.625% due 6/15/11	192,000
50,000	Domtar Inc., Notes, 7.125% due 8/15/15	42,875

	Total Paper & Forest Products	862,062

Personal Products — 0.1%
200,000	Playtex Products Inc., Senior Subordinated Notes, 9.375% due 6/1/11	210,500

Pharmaceuticals — 0.1%
125,000	Warner Chilcott Corp., 8.750% due 2/1/15 (c)	115,625

Real Estate — 0.7%
375,000	Felcor Lodging LP, Senior Notes, 9.000% due 6/1/11	412,500
425,000	Host Marriott LP, Senior Notes\, 7.125% due 11/1/13	444,125
425,000	iStar Financial Inc., Senior Notes, 5.150% due 3/1/12	412,127
250,000	MeriStar Hospitality Corp., Senior Notes, 9.125% due 1/15/11	273,750

	Total Real Estate	1,542,502

Semiconductors & Semiconductor Equipment — 0.2%
400,000	Amkor Technology Inc., Senior Notes, 9.250% due 2/15/08	390,000

See Notes to Schedule of Investments.

7

SALOMON BROTHERS VARIABLE RATE STRATEGIC FUND INC.

Schedule of Investments (unaudited) (continued)	December 31, 2005

FACE AMOUNT	SECURITY	VALUE

Specialty Retail — 0.3%
$225,000	CSK Auto Inc., Senior Notes, 7.000% due 1/15/14	$204,750
125,000	Eye Care Centers of America, Senior Subordinated Notes, 10.750% due 2/15/15	122,500
100,000	Finlay Fine Jewelry Corp., Senior Notes, 8.375% due 6/1/12	90,500
125,000	General Nutrition Centers Inc., Senior Subordinated Notes, 8.500% due 12/1/10	108,125
225,000	Jafra Cosmetics International Inc., Senior Subordinated Notes, 10.750% due 5/15/11	247,500

	Total Specialty Retail	773,375

Textiles, Apparel & Luxury Goods — 0.4%
225,000	Collins & Aikman Floor Covering Inc., Senior Subordinated Notes, Series B,
	9.750% due 2/15/10	199,125
	Levi Strauss & Co., Senior Notes:
25,000	9.280% due 4/1/12	25,312
25,000	12.250% due 12/15/12	28,000
275,000	9.750% due 1/15/15	287,375
125,000	Oxford Industries Inc., Senior Notes, 8.875% due 6/1/11	127,969
100,000	Simmons Bedding Co., Senior Subordinated Notes, 7.875% due 1/15/14	93,000
50,000	Simmons Co., Senior Discount Notes, step bond to yield 13.736% due 12/15/14 (c)	27,250

	Total Textiles, Apparel & Luxury Goods	788,031

Wireless Telecommunication Services — 0.5%
250,000	American Tower Corp., Senior Notes, 7.125% due 10/15/12	258,750
	Centennial Communications Corp., Senior Notes:
125,000	10.125% due 6/15/13	136,562
75,000	8.125% due 2/1/14	76,500
125,000	IWO Holdings Inc., Secured Notes, 7.900% due 1/15/12	130,313
130,000	SBA Communications Corp., Senior Notes, 8.500% due 12/1/12	144,950
125,000	UbiquiTel Operating Co., Senior Notes, 9.875% due 3/1/11	139,062
175,000	US Unwired Inc., Second Priority Secured Notes, Series B, 10.000% due 6/15/12	197,750

	Total Wireless Telecommunication Services	1,083,887

	TOTAL CORPORATE BONDS & NOTES
	(Cost — $50,397,637)	49,078,108

ASSET-BACKED SECURITIES — 16.6%
Home Equity — 16.6%
	Aegis Asset-Backed Securities Trust:
302,558	Series 2004-5N, 5.000% due 12/25/34 (c)	299,938
752,291	Series 2004-6N, 4.750% due 3/25/35 (c)	748,295
308,468	Series 2005-1N, Class N1, 4.250% due 3/25/35 (c)	306,926
1,500,000	Ameriquest Mortgage Securities Inc., Series 2004-R08, Class M10, 6.879% due 9/25/34 (c)	1,432,769
3,000,000	Ameriquest Mortgage Securities, Inc., Series 2004-R1, Class M10, 5.821% due 2/25/34 (c)	2,973,604
2,000,000	Argent Securities Inc., Series 2004-W8, Class M10, 7.879% due 5/25/34	1,968,961
	Countrywide Asset-Backed Certificates:
92,844	Series 2004-05N, Class N1, 5.500% due 10/25/35 (c)	92,589
380,178	Series 2004-11N, Class N, 5.250% due 4/25/36 (c)	378,544
500,000	First Franklin Mortgage Loan Trust NIM, Series 2004-FF10, Class N2, 6.000% due 11/26/34 (c)	487,645
3,000,000	Fremont Home Loan Trust, Series 2004-D, Class M5, 5.379% due 11/25/34	3,015,683
	GSAMP Trust:
1,500,000	Series 2004-OPT, Class B1, 5.979% due 11/25/34	1,485,486

See Notes to Schedule of Investments.

8

SALOMON BROTHERS VARIABLE RATE STRATEGIC FUND INC.

Schedule of Investments (unaudited) (continued)	December 31, 2005

FACE AMOUNT	SECURITY	VALUE

Home Equity (continued)
$237,021	Series 2005-OPTN, 5.000% due 11/25/34 (c)	$232,281
6,153,611	Lehman XS Trust, Series 2005-1, Class 2A2, 4.660% due 7/25/35 (e)	6,068,950
800,584	Long Beach Asset Holdings Corp., Series 2004-06, Class N2, 7.500% due 11/25/34 (c)	654,567
183,695	Merrill Lynch Mortgage Investors Inc., Series 2005-WM1N, Class N1, 5.000% due 9/25/35 (c)	182,167
	Morgan Stanley Asset Backed Securities Capital I:
2,000,000	Series 2004-HE9, Class M6, 5.629% due 11/25/34	1,995,914
1,000,000	Series 2004-OP1, Class M5, 5.429% due 11/25/34	1,012,880
	Novastar Home Equity Loan:
1,500,000	Series 2004-4, Class M4, 5.479% due 3/25/35	1,501,873
2,000,000	Series 2005-2, Class M11, 7.379% due 10/25/35	1,769,735
1,500,000	Option One Mortgage Loan Trust, Series 2004-2, Class M7, 7.879% due 5/25/34	1,451,472
2,000,000	Park Place Securities Inc., Series 2004-WWF1, Class M4, 5.479% due 2/25/35	2,037,039
	Park Place Securities NIM Trust:
1,500,000	Series 2004-WWF1, Class B, 6.290% due 1/25/35 (c)	1,493,438
501,345	Series 2005-WHQ2, Class A, 5.192% due 5/25/35 (c)	499,841
	Sail Net Interest Margin Notes:
226,654	Series 2004-11A, Class B, 7.500% due 1/27/35 (c)	222,514
	Series 2005-1A:
686,980	Class A, 4.250% due 2/27/35 (c)	682,928
312,350	Class B, 7.500% due 2/27/35 (c)	297,556
	Sail NIM Notes:
128,964	Series 2004 11A, Class A2, 4.750% due 1/27/35 (c)	128,306
257,733	Series 2004-002A, Class A, 5.500% due 3/27/34 (c)	257,441
327,750	Series 2004-010A, Class B, 7.000% due 11/27/34 (c)	281,096
	Series 2004-BN2A:
149,731	Class A, 5.000% due 12/27/34 (c)	149,482
292,737	Class B, 7.000% due 12/27/34 (c)	256,560
2,260,000	Structured Asset Investment Loan Trust, Series 2004-9, Class M4, 5.679% due 10/25/34	2,250,289

	TOTAL ASSET-BACKED SECURITIES
	(Cost — $36,668,459)	36,616,769

MORTGAGE-BACKED SECURITIES(e) — 16.0%
FEDERAL HOME LOAN MORTGAGE CORP. (“FHLMC”) — 9.0%
	FHLMC, Gold:
2,952,307	6.000% due 2/1/33	2,987,825
7,119,190	6.500% due 11/1/34	7,298,626
9,528,499	5.500% due 6/1/35	9,446,117

	TOTAL FHLMC	19,732,568

FEDERAL NATIONAL MORTGAGE ASSOCIATION (“FNMA”) — 7.0%
	FNMA:
5,955,809	6.000% due 5/1/33	6,019,853
9,522,393	5.500% due 4/1/35	9,434,113

	TOTAL FNMA	15,453,966

	TOTAL MORTGAGE-BACKED SECURITIES
	(Cost — $35,937,686)	35,186,534

COLLATERALIZED MORTGAGE OBLIGATIONS — 15.2%
	FHLMC:
7,369,151	Series 2638, Class DI, PAC IO, 5.000% due 5/15/23 (e)	1,196,020
7,987,437	Series 2639, Class UI, PAC-1 IO, 5.000% due 3/15/22 (e)	1,385,019

See Notes to Schedule of Investments.

9

SALOMON BROTHERS VARIABLE RATE STRATEGIC FUND INC.

Schedule of Investments (unaudited) (continued)	December 31, 2005

FACE AMOUNT		SECURITY	VALUE

COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$17,259,381		Series 2645, Class IW, PAC IO, 5.000% due 7/15/26 (e)	$1,765,938
17,282,494		Series 2684, Class PI, PAC, IO, 5.000% due 5/15/23 (e)	982,971
12,545,684		Series 2777, Class PI, PAC, IO, 5.000% due 5/15/24	984,590
7,396,593		Series 2839, Class TX, PAC, IO, 5.000% due 1/15/19 (e)	1,074,385
7,543,000		Series 2866, Class IC, PAC, IO, 5.000% due 1/15/24 (e)	964,750
2,432,819		Series 2927, Class 0Q, PAC-1, IO, 5.000% due 8/15/19	134,737
		FNMA:
7,318,835		Series 339, Class 30, IO, 5.500% due 7/1/18	1,443,276
16,791,585		Strip, Series 337, Class 2, IO, 5.000% due 6/1/33 (e)	3,706,866
375,786		Homestar NIM Trust, Series 2004-6, Class A1, 5.500% due 1/25/35 (c)	375,610
5,706,404		Indymac Index Mortgage Loan Trust, Series 2005-AR21, Class 4A1, 5.467% due 10/25/35 (e)	5,691,455
		Structured Asset Securities Corp.:
855,552		Series 1998-2, Class M1, 5.479% due 2/25/28	856,206
321,899		Series 1998-3, Class M1, 5.379% due 3/25/28	322,204
620,903		Series 1998-8, Class M1, 5.319% due 8/25/28	621,468
11,940,979		Series 2005-RF3, Class 2A, 4.963% due 6/25/35 (c)(e)	12,120,094

		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
		(Cost — $32,469,454)	33,625,589

SOVEREIGN BONDS† — 14.8%
Argentina — 0.5%
		Republic of Argentina:
818,125		4.005% due 8/3/12	719,485
17,767	ARS	5.830% due 12/31/33	6,407
200,000	EUR	9.000% due 6/20/49 (d)	65,131
575,000	EUR	9.000% due 9/19/49 (d)	95,740
270,000		Series GDP, zero coupon, 1.330% due 12/15/35 (b)	14,310
475,000	EUR	Series MAY, Perpetual Bonds, 7.000% due 3/18/49 (d)	151,873
50,385	ARS	Series PGDP, zero coupon, 1.000% due 12/15/35	791
270,000		step bond to yield 9.010% due 12/31/38	89,775

		Total Argentina	1,143,512

Brazil — 3.2%
		Federative Republic of Brazil:
2,375,000		Collective Action Securities, 8.000% due 1/15/18	2,564,406
4,588,320		DCB, Series L, 5.250% due 4/15/12	4,542,437

		Total Brazil	7,106,843

Bulgaria — 0.2%
420,000		Republic of Bulgaria, 8.250% due 1/15/15 (c)	508,200

Chile — 0.2%
450,000		Republic of Chile, 5.500% due 1/15/13	461,020

China — 0.1%
170,000		People’s Republic of China, Bonds, 4.750% due 10/29/13	167,521

Colombia — 0.8%
		Republic of Colombia:
1,275,000		10.750% due 1/15/13	1,587,375
75,000		11.750% due 2/25/20	104,062

		Total Colombia	1,691,437

Ecuador — 0.2%
470,000		Republic of Ecuador, step bond to yield 10.962% due 8/15/30 (c)	428,875

See Notes to Schedule of Investments.

10

SALOMON BROTHERS VARIABLE RATE STRATEGIC FUND INC.

Schedule of Investments (unaudited) (continued)	December 31, 2005

FACE AMOUNT†
	SECURITY	VALUE

El Salvador — 0.1%
275,000	Republic of El Salvador, 7.750% due 1/24/23 (c)	$299,750

Malaysia — 0.2%
375,000	Federation of Malaysia, 7.500% due 7/15/11	421,218

Mexico — 2.9%
	United Mexican States:
165,000	11.375% due 9/15/16	243,375
2,650,000	8.125% due 12/30/19	3,259,500
1,050,000	Medium-Term Notes, Series A, 8.000% due 9/24/22	1,298,062
1,605,000	Series A, Notes, 6.375% due 1/16/13	1,709,325

	Total Mexico	6,510,262

Panama — 0.6%
	Republic of Panama:
100,000	7.250% due 3/15/15	106,650
200,000	9.375% due 1/16/23	251,500
45,000	9.375% due 4/1/29	56,756
859,073	PDI, 4.688% due 7/17/16	844,039

	Total Panama	1,258,945

Peru — 0.9%
	Republic of Peru:
175,000	9.125% due 2/21/12	200,813
40,000	9.875% due 2/6/15	48,200
185,000	8.750% due 11/21/33	208,819
1,225,000	FLIRB, 5.000% due 3/7/17	1,151,500
	Global Bonds:
140,000	8.375% due 5/3/16	154,350
350,000	7.350% due 7/21/25	346,062

	Total Peru	2,109,744

Philippines — 0.7%
	Republic of the Philippines:
125,000	8.250% due 1/15/14	133,281
1,060,000	9.875% due 1/15/19	1,260,075
50,000	10.625% due 3/16/25	63,625
100,000	9.500% due 2/2/30	117,750

	Total Philippines	1,574,731

Poland — 0.2%
365,000	Republic of Poland, Unsubordinated Notes, 5.250% due 1/15/14	371,972

Russia — 1.5%
	Russian Federation:
360,000	8.250% due 3/31/10 (c)	382,950
1,025,000	11.000% due 7/24/18 (c)	1,515,719
675,000	12.750% due 6/24/28 (c)	1,242,000
75,000	step bond to yield 8.343% due 3/31/30 (c)	84,750

	Total Russia	3,225,419

South Africa — 0.2%
	Republic of South Africa:
125,000	9.125% due 5/19/09	140,469
375,000	6.500% due 6/2/14	405,937

	Total South Africa	546,406

See Notes to Schedule of Investments.

11

SALOMON BROTHERS VARIABLE RATE STRATEGIC FUND INC.

Schedule of Investments (unaudited) (continued)	December 31, 2005

FACE
AMOUNT†	SECURITY	VALUE

Turkey — 1.1%
	Republic of Turkey:
300,000	7.250% due 3/15/15	$316,500
425,000	7.000% due 6/5/20	430,844
250,000	11.875% due 1/15/30	385,000
1,020,000	Collective Action Security, 9.500% due 1/15/14	1,222,725

	Total Turkey	2,355,069

Ukraine — 0.2%
335,000	Republic of Ukraine, 7.650% due 6/11/13 (c)	362,638

Uruguay — 0.2%
	Republic of Uruguay, Benchmark Bonds:
175,000	7.250% due 2/15/11	178,719
250,000	7.500% due 3/15/15	258,125

	Total Uruguay	436,844

Venezuela — 0.8%
	Bolivarian Republic of Venezuela:
100,000	5.375% due 8/7/10 (c)	96,125
375,000	7.650% due 4/21/25	383,906
	Collective Action Security:
675,000	3.090% due 4/20/11 (c)	662,850
500,000	10.750% due 9/19/13	616,250

	Total Venezuela	1,759,131

	TOTAL SOVEREIGN BONDS
	(Cost — $31,147,526)	32,739,537

WARRANTS

WARRANTS — 0.0%
	United Mexican States
7,000	Series XW05, Expires 11/9/06*	24,150
5,500	Series XW10, Expires 10/10/06*	23,375
4,000	Series XW20, Expires 9/1/06*	26,800

	TOTAL WARRANTS
	(Cost — $43,500)	74,325

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT
	(Cost — $200,759,614)	201,554,206

FACE AMOUNT

SHORT-TERM INVESTMENT — 8.7%
Repurchase Agreement — 8.7%
$19,132,000	Interest in $405,369,000 joint tri-party repurchase agreement dated 12/30/05 with Greenwich Capital Markets Inc., 4.280% due 1/3/06; Proceeds at maturity- $19,141,098; (Fully collateralized by various U.S. government obligations, 0.000% to 9.375% due 1/11/06 to 11/15/30; Market value - $19,514,736) (Cost — $19,132,000) (e)	19,132,000

	TOTAL INVESTMENTS — 100.0% (Cost — $219,891,614#)	220,686,206

†	Face amount denominated in U.S. dollars, unless otherwise indicated.

*	Non-income producing security.

(a)	Participation interest was acquired through the financial institutions indicated.

(b)	Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2005.

(c)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors, unless otherwise noted.

(d)	Security is currently in default.

See Notes to Schedule of Investments.

12

SALOMON BROTHERS VARIABLE RATE STRATEGIC FUND INC.

Schedule of Investments (unaudited) (continued)	December 31, 2005

(e)	All or a portion of this security is segregated for open futures contracts, extended settlements, swap contracts, reverse repurchase agreements.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

	ARS	– Argentine Peso
	DCB	– Debt Conversion Bond
	EUR	– Euro
	FLIRB	– Front-Loaded Interest Reduction Bonds
	GSAMP	– Goldman Sachs Mortgage Securities Corporation
	IO	– Interest Only
	NIM	– Net Interest Margin
	PAC	– Planned Amortization Cost
	PDI	– Past Due Interest

See Notes to Schedule of Investments.

13

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

The Salomon Brothers Variable Rate Strategic Fund Inc. (the “Fund”) was incorporated in Maryland and is registered as a non-diversified, closed-end management investment company under the Investment Company Act of 1940, as amended, (the “1940 Act”).

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Debt securities are valued at the mean between the bid and ask prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various relationships between securities. Equity securities for which market quotations are available are valued at the last sale price or official closing price on the primary market or exchange on which they trade. Publicly traded foreign government debt securities are typically traded internationally in the over-the-counter market, and are valued at the mean between the bid and ask prices as of the close of business of that market. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these investments at fair value as determined in accordance with the procedures approved by the Fund’s Board of Directors. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates market value.

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Reverse Repurchase Agreements. The Fund may enter into reverse repurchase agreements in which the Fund sells portfolio securities and agrees to repurchase them from the buyer at a specified date and price. Whenever the Fund enters into a reverse repurchase agreement, the Fund’s custodian delivers liquid assets to the counterparty in an amount at least equal to the repurchase price (including accrued interest). The Fund pays interest on amounts obtained pursuant to reverse repurchase agreements. Reverse repurchase agreements are considered to be borrowings, which may create leverage risk by the Fund.

(d) Interest Rate Swaps. In order to manage interest rate sensitivity (duration), the Fund has entered into an interest rate swap agreement with JPMorgan Chase Bank or Barclays Bank PLC New York (counterparty) pursuant to which, the Fund has guaranteed to make semi-annual payments to the counterparty at predetermined fixed rates, in exchange for floating payments from the counterparty at the 6-month LIBOR, based on notional principal amount. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains or losses. Net periodic interest payments to be received or paid are accrued daily and recorded in the Statement of Operations as an adjustment to realized gain or loss.

(e) Loan Participations. The Fund may invest in loans arranged through private negotiation between one or more financial institutions. The Fund’s investment in any such loan may be in the form of a participation in or an assignment of the loan. In connection with purchasing participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set-off against the borrower and the Fund may not benefit directly from any collateral supporting the loan in which it has purchased the participation.

The Fund assumes the credit risk of both the borrower, the lender that is selling the participation and any other persons interpositioned between the Fund and the borrower. In the event of the insolvency of the lender selling the participation, the Fund may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower.

(f) Credit and Market Risk. The Fund invests in high yield and emerging market instruments that are subject to certain credit and market risks. The yields of high yield and emerging market debt obligations reflect, among other things, perceived credit risk. The Fund’s investment in securities rated below investment grade typically involve risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading. The consequences of political, social, economic or diplomatic changes may have disruptive effects on the market prices of investments held by the Fund. The Fund’s investment in non-dollar denominated securities may also result in foreign currency losses caused by devaluations and exchange rate fluctuations.

(g) Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(h) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At December 31, 2005, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$3,987,277
Gross unrealized depreciation	(3,192,685)

Net unrealized appreciation	$794,592

At December 31, 2005, the Fund held the following interest rate swap contracts:

Swap Counterparty:	Barclays Bank PLC New York
Effective Date:	1/7/05
Notional Amount:	$5,000,000
Payments Made by Fund:	Fixed Rate 4.104%
Payments Received by Fund:	Floating Rate (6 month LIBOR)
Termination Date:	1/7/10
Unrealized Appreciation	$136,425

Swap Counterparty:	Barclays Bank PLC New York
Effective Date:	1/7/05
Notional Amount:	$30,000,000
Payments Made by Fund:	Fixed Rate 3.780%

Payments Received by Fund:	Floating Rate (6 month LIBOR)
Termination Date:	1/7/08
Unrealized Appreciation	$601,496

Swap Counterparty:	JPMorgan Chase Bank
Effective Date:	1/7/05
Notional Amount:	$20,000,000
Payments Made by Fund:	Fixed Rate 3.559%
Payments Received by Fund:	Floating Rate (6 month LIBOR)
Termination Date:	1/7/07
Unrealized Appreciation	$251,568

Swap Counterparty:	JPMorgan Chase Bank
Effective Date:	1/7/05
Notional Amount:	$10,000,000
Payments Made by Fund:	Fixed Rate 4.665%
Payments Received by Fund:	Floating Rate (6 month LIBOR)
Termination Date:	1/7/15
Unrealized Appreciation	$182,996

Swap Counterparty:	JPMorgan Chase Bank
Effective Date:	12/7/04
Notional Amount:	$18,000,000
Payments Made by Fund:	Fixed Rate 4.665%
Payments Received by Fund:	Floating Rate (6 month LIBOR)
Termination Date:	12/7/14
Unrealized Appreciation	$340,840

Swap Counterparty:	JPMorgan Chase Bank
Effective Date:	12/9/04
Notional Amount:	$18,000,000
Payments Made by Fund:	Fixed Rate 3.994%
Payments Received by Fund:	Floating Rate (6 month LIBOR)
Termination Date:	12/9/09
Unrealized Appreciation	$549,430

At December 31, 2005, the Fund held loan participations with a total cost of $14,095,352 and a total market value of $14,233,344.

At December 31, 2005, the Fund had the following open reverse repurchase agreements:

Face Amount	Security	Value

$6,778,000	Reverse Repurchase Agreement with Lehman Brothers Inc., dated 12/7/05 bearing interest at 4.320% to be repurchased at $6,802,401 on 1/6/06, collateralized by: $5,955,809 Fannie Mae, 6.000% due 5/1/33; Market value (including accrued interest) - $6,051,553	$6,778,000

1,929,000	Reverse Repurchase Agreement with Lehman Brothers Inc., dated 12/7/05 bearing interest at 4.390% to be repurchased at $1,936,057 on 1/6/06, collateralized by: $1,902,135 Indymac Index Mortgage Loan Trust, Series 2005-AR21, Class 4A1, 5.467% due 10/25/35; Market value (including accrued interest) - $1,906,377	1,929,000

3,638,000	Reverse Repurchase Agreement with Lehman Brothers Inc., dated 12/7/05 bearing interest at 4.320% to be repurchased at $3,651,097 on 1/6/06, collateralized by: $3,590,015 Fannie Mae, 5.500% due 4/1/35; Market value (including accrued interest) - $3,574,249	3,638,000

5,985,000	Reverse Repurchase Agreement with Lehman Brothers Inc., dated 12/7/05 bearing interest at 4.320% to be repurchased at $6,006,546 on 1/6/06, collateralized by: $5,932,378 Fannie Mae, 5.500% due 4/1/35; Market value (including accrued interest) - $5,906,324	5,985,000

3,218,000	Reverse Repurchase Agreement with Lehman Brothers Inc., dated 12/7/05 bearing interest at 4.320% to be repurchased at $3,229,585 on 1/6/06, collateralized by: $2,952,307 Freddie Mac, Gold, 6.000% due 2/1/33; Market value (including accrued interest) - $3,003,539	3,218,000

7,574,000	Reverse Repurchase Agreement with Lehman Brothers Inc., dated 12/7/05 bearing interest at 4.320% to be repurchased at $7,601,266 on 1/6/06, collateralized by: $7,119,190 Freddie Mac, Gold, 6.500% due 11/1/34; Market value (including accrued interest) - $7,339,677	7,574,000

9,650,000	Reverse Repurchase Agreement with Lehman Brothers Inc., dated 12/7/05 bearing interest at 4.320% to be repurchased at $9,684,740 on 1/6/06, collateralized by: $9,528,499 Freddie Mac, Gold, 5.500% due 6/1/35; Market value (including accrued interest) - $9,492,607	9,650,000

3,168,000	Reverse Repurchase Agreement with Lehman Brothers Inc., dated 12/7/05 bearing interest at 4.350% to be repurchased at $3,179,484 on 1/6/06, collateralized by: $16,791,585 Fannie Mae Interest Strip, Series 337, Class 2, IO, 5.000% due 6/1/33; Market value (including accrued interest) - $3,781,344	3,168,000

1,281,000	Reverse Repurchase Agreement with Lehman Brothers Inc., dated 12/7/05 bearing interest at 4.350% to be repurchased at $1,285,644 on 1/6/06, collateralized by: $7,987,437 Freddie Mac, Series 2639, Class UI, PAC-1 IO, 5.000% due 3/15/22; Market value (including accrued interest) - $1,420,447	1,281,000

1,651,000	Reverse Repurchase Agreement with Lehman Brothers Inc., dated 12/7/05 bearing interest at 4.350% to be repurchased at $1,656,985 on 1/6/06, collateralized by: $17,259,381 Freddie Mac, Series 2645, Class IW, PAC IO, 5.000% due 7/15/26; Market value (including accrued interest) - $1,842,492	1,651,000

6,692,000	Reverse Repurchase Agreement with Lehman Brothers Inc., dated 12/7/05 bearing interest at 4.390% to be repurchased at $6,716,482 on 1/6/06, collateralized by: $6,153,611 Lehman XS Trust, Series 2005-1, Class 2A2, 4.660% due 7/25/35; Market value (including accrued interest) - $6,094,389	6,692,000

12,717,000	Reverse Repurchase Agreement with Lehman Brothers Inc., dated 12/7/05 bearing interest at 4.390% to be repurchased at $12,763,523 on 1/6/06, collateralized by: $11,940,979 Structured Asset Securities Corp., Series 2005-RF3, Class 2A, 4.963% due 6/25/35; Market value (including accrued interest) - $12,172,671	12,717,000

1,086,000	Reverse Repurchase Agreement with Lehman Brothers Inc., dated 12/7/05 bearing interest at 4.350% to be repurchased at $1,089,937 on 1/6/06, collateralized by: $7,369,151 Freddie Mac, Series 2638, Class DI, PAC IO, 5.000% due 5/15/23; Market value (including accrued interest) - $1,228,706	1,086,000

1,057,000	Reverse Repurchase Agreement with Lehman Brothers Inc., dated 12/7/05 bearing interest at 4.350% to be repurchased at $1,060,832 on 1/6/06, collateralized by: $17,282,494 Freddie Mac, Series 2684, Class PI, PAC IO, 5.000% due 5/15/23; Market value (including accrued interest) - $1,059,627	1,057,000

819,000	Reverse Repurchase Agreement with Lehman Brothers Inc., dated 12/7/05 bearing interest at 4.350% to be repurchased at $821,969 on 1/6/06, collateralized by: $7,396,593 Freddie Mac, Series 2839, Class TX, PAC IO, 5.000% due 1/15/19; Market value (including accrued interest) - $1,107,192	819,000

855,000	Reverse Repurchase Agreement with Lehman Brothers Inc., dated 12/7/05

bearing interest at 4.350% to be repurchased at $858,099 on 1/6/06, collateralized by: $7,543,000 Freddie Mac, Series 2866, Class IC, PAC IO, 5.000% due 1/15/24; Market value (including accrued interest) - $998,207	855,000

Total Reverse Repurchase Agreements
(Cost - $68,098,000)	$68,098,000

Transactions in reverse repurchase agreements for the Fund during the period ended December 31, 2005 were as follows:

Average Daily Balance	Weighted Average Interest Rate	Maximum Amount Outstanding

$68,098,000	4.170%	$68,098,000

Interest rates on reverse repurchase agreements ranged from 3.720% to 4.390% during the period ended December 31, 2005. Interest expense incurred on reverse repurchase agreements totaled $725,715.

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of
1934

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Salomon Brothers Variable Rate Strategic Fund Inc.

By: /s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer
Date: February 28, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer
Date: February 28, 2006

By: /s/ Frances M. Guggino
Frances M. Guggino
Chief Financial Officer
Date: February 28, 2006